Provisions and Other Contingencies - Schedule of Provisions For Post Sales Client Support and Other Provisions (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [abstract]
Post sales client support and other provisions	$ 155.0	$ 215.0
Provision pertaining to settlement (refer to note 2.6.2)	17.5
Total provisions	$ 173.0	$ 215.0